UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER: 811-05150

                     CORNERSTONE STRATEGIC VALUE FUND, INC.
               (Exact name of registrant as specified in charter)


                               383 MADISON AVENUE
                            NEW YORK, NEW YORK 10179
               (Address of principal executive offices) (Zip code)


                            JODI B. LEVINE, TREASURER
                               383 MADISON AVENUE
                            NEW YORK, NEW YORK 10179
                     (Name and address of agent for service)

              Registrant's telephone number, including area code: (212) 272-3550 Date of fiscal year-end: DECEMBER 31, 2004
              Date of reporting period: SEPTEMBER 30, 2004

ITEM 1: SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     NO. OF
    DESCRIPTION                                      SHARES            VALUE
--------------------------------------------------------------------------------

    EQUITY SECURITIES - 99.52%

      CLOSED-END DOMESTIC FUNDS - 2.12%
       Adams Express Co.                              49,500       $    628,155
       General American Investors Co., Inc.            3,000             88,590
       Salmon Brothers Fund, Inc. (The)               11,900            141,729
       Tri Continental Corp.                          77,000          1,278,970
       Zweig Fund, Inc.                              176,600            943,044
                                                                   ------------
                                                                      3,080,488
                                                                   ------------

      CONSUMER DISCRETIONARY - 14.40%
       Bed Bath & Beyond Inc. +                        4,200            155,862
       Best Buy Co., Inc.                              4,750            257,640
       Carnival Corp.                                 11,800            558,022
       Circuit City Stores, Inc.                       1,000             15,340
       Clear Channel Communications, Inc.              8,800            274,296
       Comcast Corp., Class A +                       31,537            890,605
       Comcast Corp., Special Class A +                4,100            114,472
       Costco Wholesale Corp.                          6,500            270,140
       CVS Corp.                                       2,500            105,325
       Delphi Corp.                                    7,600             70,604
       Eastman Kodak Co.                               1,400             45,108
       Federated Deparment Stores, Inc.                1,000             45,430
       Ford Motor Co.                                 26,300            369,515
       Fortune Brands, Inc.                            1,000             74,090
       Furniture Brands International, Inc.           52,200          1,309,176
       Gannett Co., Inc.                               2,000            167,520
       Gap, Inc. (The)                                12,200            228,140
       General Motors Corp.                            6,500            276,120
       Gildan Activewear Inc., Class A +              44,300          1,249,260
       Goodyear Tire & Rubber Co. (The) +              4,500             48,330
       Harley-Davidson, Inc.                           4,400            261,536
       Hilton Hotels Corp.                             3,200             60,288
       Home Depot, Inc. (The)                         30,600          1,199,520
       J.C. Penney Co., Inc.                           4,500            158,760
       Kohl's Corp. +                                  5,000            240,950
       Lowe's Companies, Inc.                         11,200            608,720
       Marriott International, Inc., Class A           2,100            109,116
       Mattel, Inc.                                    5,500             99,715
       May Department Stores Co. (The)                 4,900            125,587
       McDonald's Corp.                               17,600            493,328
       Monsanto Co.                                      580             21,124
       NIKE, Inc., Class B                             2,300            181,240
       Omnicom Group Inc.                              1,600            116,896
       Reebok International Ltd.                       1,500             55,080
       Rockwell Automation, Inc.                       2,500             96,750
       Sears, Roebuck & Co.                            1,600             63,760
       Staples, Inc.                                   7,200            214,704
       Starbucks Corp. +                               5,400            245,484
       Target Corp.                                   11,800            533,950
       Time Warner Inc. +                             57,750            932,085
       TJX Companies, Inc. (The)                       7,000            154,280
       Toys R Us, Inc. +                               1,000             17,740
       United Natural Foods, Inc. +                  138,200          3,676,120
       Viacom Inc., non-voting Class B                23,900            802,084
       Wal-Mart Stores, Inc.                          59,800          3,181,360
       Walt Disney Co. (The)                          29,200            658,460
       Yum! Brands, Inc. +                             3,000            121,980
                                                                   ------------
                                                                     20,955,612
                                                                   ------------

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CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     NO. OF
    DESCRIPTION                                      SHARES            VALUE
--------------------------------------------------------------------------------

      CONSUMER STAPLES - 6.20%
       Albertson's, Inc.                               2,500             59,825
       Altria Group, Inc.                             29,300          1,378,272
       Anheuser-Busch Companies, Inc.                  8,700            434,565
       Archer-Daniels-Midland Co.                      5,460             92,711
       Campbell Soup Co.                               2,000             52,580
       Coca-Cola Co. (The)                            21,800            873,090
       Coca-Cola Enterprises Inc.                      6,500            122,850
       Colgate-Palmolive Co.                           8,400            379,512
       ConAgra Foods, Inc.                             4,400            113,124
       General Mills, Inc.                             2,500            112,250
       Gillette Co. (The)                             12,600            525,924
       H.J. Heinz Co.                                  1,600             57,632
       Kimberly-Clark Corp.                            6,900            445,671
       Kroger Co. (The) +                              4,800             74,496
       Pepsi Bottling Group, Inc. (The)                4,000            108,600
       PepsiCo, Inc.                                  24,800          1,206,520
       Procter & Gamble Co. (The)                     37,600          2,034,912
       Sara Lee Corp.                                 11,500            262,890
       Sysco Corp.                                     5,800            173,536
       Walgreen Co.                                   14,300            512,369
                                                                   ------------
                                                                      9,021,329
                                                                   ------------

      ENERGY - 7.25%
       Anadarko Petroleum Corp.                          900             59,724
       Baker Hughes Inc.                               1,100             48,092
       CenterPoint Energy, Inc.                        3,900             40,404
       ChevronTexaco Corp.                            19,330          1,036,861
       ConocoPhillips                                  6,237            516,736
       Exxon Mobil Corp.                              71,000          3,431,430
       FMC Technologies, Inc. +                      105,800          3,533,720
       Marathon Oil Corp.                              1,500             61,920
       Reliant Energy Inc. +                           1,104             10,300
       Schlumberger Ltd.                               4,600            309,625
       Unocal Corp.                                    1,200             51,600
       Western Gas Resources, Inc.                    50,800          1,452,372
                                                                   ------------
                                                                     10,552,784
                                                                   ------------

      FINANCIALS - 19.39%
       Affiliated Managers Group, Inc. +              30,300          1,622,262
       AFLAC Inc.                                      7,000            274,470
       Allstate Corp. (The)                            9,300            446,307
       American Express Co.                           15,600            802,776
       American International Group, Inc.             37,531          2,551,733
       Aon Corp.                                       4,900            140,826
       Bank of America Corp.                          55,616          2,409,841
       Bank of New York Co., Inc. (The)               11,800            344,206
       Charles Schwab Corp. (The)                     12,000            110,280
       Citigroup Inc.                                 74,300          3,278,116
       Direct General Corp.                            6,500            187,980
       Fannie Mae                                     13,000            824,200
       Fifth Third Bancorp                             9,000            442,980
       First Marblehead Corp. (The) +                 73,300          3,401,120
       Franklin Resources, Inc.                        3,700            206,312
       Freddie Mac                                     9,500            619,780
       Goldman Sachs Group, Inc. (The)                 7,300            680,652
       Hartford Financial Services Group, Inc. (The)   6,000            371,580
       HSBC Holdings plc, ADR                          2,300            183,540
       J.P. Morgan Chase & Co.                        30,332          1,205,090
       Lehman Brothers Holdings Inc.                   3,600            286,992
       Manulife Financial Corp.                        2,963            129,750
       Marsh & McLennan Companies, Inc.                4,100            187,616

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CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     NO. OF
    DESCRIPTION                                      SHARES            VALUE
--------------------------------------------------------------------------------

       MBNA Corp.                                     12,600            317,520
       Merrill Lynch & Co., Inc.                      14,400            715,968
       MetLife, Inc.                                  10,200            394,230
       Morgan Stanley                                 15,500            764,150
       National City Corp.                             9,700            374,614
       Northern Trust Corp.                            3,500            142,800
       Piper Jaffray Companies., Inc. +                  104              4,117
       PNC Financial Services Group                    4,100            221,810
       Prudential Financial, Inc.                      8,200            385,728
       St. Paul Travelers Companies, Inc. (The)        9,476            313,277
       State Street Corp.                              3,500            149,485
       SunTrust Banks, Inc.                            3,600            253,476
       UnumProvident Corp.                             1,100             17,259
       U.S. Bancorp                                   25,401            734,089
       Wachovia Corp.                                 17,600            826,320
       Washington Mutual, Inc.                        11,550            451,374
       Wells Fargo & Co.                              24,200          1,443,046
                                                                   ------------
                                                                     28,217,672
                                                                   ------------

      HEALTHCARE - 12.86%
       Abbott Laboratories                            21,000            889,560
       Allergan Inc.                                   1,000             72,550
       Amgen Inc. +                                   18,900          1,071,252
       Becton, Dickinson & Co.                         3,900            201,630
       Boston Scientific Corp. +                      12,300            488,679
       Bristol-Myers Squibb Co.                       14,400            340,848
       Cardinal Health, Inc.                           2,950            129,122
       Cooper Companies, Inc. (The)                   60,000          4,113,000
       Edwards Lifesciences Corp. +                   53,000          1,775,500
       Eli Lilly & Co.                                14,500            870,725
       Guidant Corp.                                   1,400             92,456
       HCA Inc.                                        3,500            133,525
       HEALTHSOUTH Corp. +                             4,300             21,715
       Hospira, Inc. +                                   700             21,420
       Johnson & Johnson                              40,900          2,303,897
       McKesson Corp.                                  2,300             58,995
       Medco Health Solutions, Inc. +                  1,687             52,128
       Medtronic, Inc.                                16,300            845,970
       Merck & Co. Inc.                               20,500            676,500
       Pfizer Inc.                                    99,660          3,049,596
       Schering-Plough Corp.                           7,500            142,950
       Tenet Healthcare Corp. +                        2,250             24,277
       UnitedHealth Group Inc.                         8,500            626,790
       Wyeth                                          19,200            718,080
                                                                   ------------
                                                                     18,721,165
                                                                   ------------
      INDUSTRIALS - 8.86%
       3M Co.                                          4,400            351,868
       Automatic Data Processing, Inc.                 4,900            202,468
       Boeing Co. (The)                               11,700            603,954
       Caterpillar Inc.                                2,900            233,305
       Cendant Corp.                                   6,000            129,600
       CSX Corp.                                       1,000             33,200

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CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     NO. OF
    DESCRIPTION                                      SHARES            VALUE
--------------------------------------------------------------------------------

       Emerson Electric Co.                            3,500            216,615
       FedEx Corp.                                     4,500            385,605
       General Dynamics Corp.                          3,100            316,510
       General Electric Co.                           52,700          1,769,666
       Heartland Express, Inc.                        57,535          1,061,521
       Honeywell International Inc.                   12,500            448,250
       Illinois Tool Works Inc.                        2,400            223,608
       IMS Health Inc.                                 1,400             33,488
       Lockheed Martin Corp.                           4,000            223,120
       Masco Corp.                                     4,200            145,026
       Paychex, Inc.                                   4,200            126,630
       Shuffle Master, Inc. +                         32,200          1,206,212
       Southwest Airlines Co.                          6,450             87,849
       Tyco International Ltd.                         8,397            257,452
       Union Pacific Corp.                             2,000            117,200
       United Parcel Service, Inc., Class B           16,300          1,237,496
       United Technologies Corp.                       7,200            672,336
       USF Corp.                                      72,600          2,605,614
       Waste Management, Inc.                          4,200            114,828
       Transocean Inc. +                               2,500             89,450
                                                                   ------------
                                                                     12,892,871
                                                                   ------------
      INFORMATION TECHNOLOGY - 14.42%
       Adobe Systems Inc.                              1,100             54,417
       Agere Systems Inc., Class A +                     240                252
       Agilent Technologies, Inc. +                    3,300             71,181
       Altera Corp. +                                  3,400             66,538
       Analog Devices, Inc.                            2,700            104,706
       Apple Computer, Inc. +                          1,500             58,125
       Applied Materials, Inc. +                       7,800            128,622
       CACI International Inc., Class A +              9,800            517,244
       Cisco Systems, Inc. +                          96,400          1,744,840
       Corning Inc. +                                  3,000             33,240
       Dell Inc. +                                    29,700          1,057,320
       eBay Inc. +                                     9,500            873,430
       Electronic Arts Inc. +                          2,000             91,980
       Electronic Data Systems Corp.                   1,000             19,390
       EMC Corp. +                                   271,848          3,137,126
       Fairchild Semiconductor International, Inc. + 201,600          2,856,672
       First Data Corp.                                7,324            318,594
       Hewlett-Packard Co.                            27,900            523,125
       Intel Corp.                                    80,600          1,616,836
       International Business Machines Corp.          21,000          1,800,540
       Linear Technology Corp.                         2,500             90,600
       Maxim Integrated Products, Inc.                 2,300             97,267
       Micron Technology, Inc. +                       2,500             30,075
       Microsoft Corp.                               142,100          3,929,065
       Motorola, Inc.                                 13,700            247,148
       Oracle Corp. +                                 26,100            294,408
       QUALCOMM Inc.                                  17,000            663,680
       Sanmina-SCI Corp. +                             2,500             17,625
       Siebel Systems, Inc. +                          2,500             18,850
       Solectron Corp. +                               3,000             14,850
       Sun Microsystems, Inc. +                        7,500             30,300
       Texas Instruments Inc.                          8,800            187,264
       Yahoo! Inc. +                                   8,800            298,408
                                                                   ------------
                                                                     20,993,718
                                                                   ------------

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CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     NO. OF
    DESCRIPTION                                      SHARES            VALUE
--------------------------------------------------------------------------------

      MATERIALS - 10.07%
       Air Products & Chemicals, Inc.                  1,000             54,380
       Alcoa Inc.                                      4,200            141,078
       Dow Chemical Co. (The)                          5,400            243,972
       E.I. Du Pont de Nemours & Co.                   8,500            363,800
       Georgia-Pacific Corp.                           2,000             71,900
       International Paper Co.                         4,500            181,845
       Joy Global Inc.                               114,100          3,922,758
       Packaging Corp. of America                    105,500          2,581,585
       Peabody Energy Corp.                           67,000          3,986,500
       Praxair, Inc.                                   3,000            128,220
       Rohm & Haas Co.                                 1,000             42,970
       Steel Dynamics, Inc. +                         74,300          2,869,466
       Weyerhaeuser Co.                                1,000             66,480
                                                                   ------------
                                                                     14,654,954
                                                                   ------------

      REAL ESTATE INVESTMENT TRUSTS - 0.15%
       Simon Property Group Inc.                       4,000            214,520
                                                                   ------------

      TELECOMMUNICATIONS SERVICES - 2.34%
       ALLTEL Corp.                                    1,500             82,365
       AT&T Corp.                                      9,320            133,462
       AT&T Wireless Services Inc. +                  26,056            385,108
       BellSouth Corp.                                20,000            542,400
       Lucent Technologies Inc. +                     10,700             33,919
       Nextel Communications, Inc., Class A +         11,000            262,240
       SBC Communications Inc.                        30,600            794,070
       Sprint Corp. (FON Group)                       10,800            217,404
       Verizon Communications Inc.                    24,100            949,058
                                                                   ------------
                                                                      3,400,026
                                                                   ------------
      UTILITIES - 1.46%
       American Electric Power Co., Inc.               2,700             86,292
       Dominion Resources, Inc.                        2,100            137,025
       Duke Energy Corp.                               5,300            121,317
       Edison International                            4,000            106,040
       Exelon Corp.                                    8,000            293,520
       FirstEnergy Corp.                               5,000            205,400
       FPL Group, Inc.                                 3,500            239,120
       Progress Energy, Inc.                           3,500            148,190
       Public Service Enterprise Group Inc.            1,000             42,600
       Scottish Power plc, ADR                         4,000            123,360
       Southern Co. (The)                              8,400            251,832
       TXU Corp.                                       4,700            225,224
       Xcel Energy, Inc.                               8,200            142,024
                                                                   ------------
                                                                      2,121,944
                                                                   ------------
    TOTAL EQUITY SECURITIES - 99.52%
       (Cost - $123,994,078)                                        144,827,083
                                                                   ============

                                                    PRINCIPAL
                                                     AMOUNT
                                                     (000'S)           VALUE
                                                    ---------      ------------
    SHORT-TERM INVESTMENTS - 5.74%
     REPURCHASE AGREEMENTS - 5.74%
       Bear, Stearns & Co. Inc.
       (Agreement dated 09/30/04 to be repurchased
        at $830,629), 1.68%, 10/01/04                $   831            830,606

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                     AMOUNT
    DESCRIPTION                                      (000'S)           VALUE
--------------------------------------------------------------------------------

      Bear, Stearns & Co. Inc.
       (Agreement dated 09/30/04 to be repurchased
        at $1,561,259), 0.94%*, 10/01/04,
        collateralized by U.S. Treasury Bonds**        1,516          1,516,220

      Bear, Stearns & Co. Inc.
       (Agreement dated 09/30/04 to be repurchased
        at $6,166,677), 1.88%*, 10/01/04,
        collateralized by U.S. Treasury Bonds**        6,002          6,002,364
                                                                   ------------

    TOTAL SHORT-TERM INVESTMENTS
      (Cost - $8,349,190)                                             8,349,190
                                                                   ------------

    TOTAL INVESTMENTS - 105.26%
      (cost - $132,343,268)                                         153,176,273
                                                                   ------------

    LIABILITIES IN EXCESS OF OTHER ASSETS - (5.26)%                  (7,648,273)
                                                                   ------------

    NET ASSETS - 100.00%                                           $145,528,000
                                                                   ============

----------
    +  Non-income producing security.
    * Stated interest rate, before rebate earned by borrower of securities on loan.
    ** Represents investment purchased with cash collateral received.
ADR    American Depositary Receipts.

Portfolio Valuation - Investments are stated at value in the accompanying financial statements. All equity securities shall be valued at the closing price on the exchange or market on which the security is primarily traded ("Primary Market"). If the security did not trade on the Primary Market, it shall be valued at the closing price on another exchange where it trades. If there are no such sales prices, the value shall be the most recent bid, and if there is no bid, the security shall be valued at the most recent asked. If no pricing service is available and there are more than two dealers, the value shall be the mean of the highest bid and the lowest ask. If there is only one dealer, then the value shall be the mean if bid and ask are available, otherwise the value shall be the bid. All other securities and assets are valued as determined in good faith by the Board of Directors. Short-term investments having a maturity of 60 days or less are valued on the basis of amortized cost. The Board of Directors has established general guidelines for calculating fair value of not readily marketable securities. At September 30, 2004, the Fund held no securities valued in good faith by the Board of Directors. The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the American Stock Exchange, LLC is closed.

Repurchase Agreements - The Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker/ dealers, which Cornerstone Advisors, Inc. (the Fund's "Investment Manager" or "Cornerstone") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. Cornerstone monitors daily, the mark-to-market of the value of the collateral, and, if necessary, requires the seller to maintain additional securities, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying securities.

Federal Income Tax Cost - At September 30, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $132,343,268, $26,849,126, $(6,016,121) and
$20,833,005, respectively.

Other information regarding the Fund is available in the Fund's most recent Report to Shareholders. This information is available to registered shareholders by calling (800) 937-5449. For general inquiries, please call (212) 272-3550. This information is also available on the website of the Securities and Exchange Commission - http://www.sec.gov.

ITEM 2: CONTROLS AND PROCEDURES

      (a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3: EXHIBITS

1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

--------------------------------------------------------------------------------

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Cornerstone Strategic Value Fund, Inc.


      /s/ Ralph W.  Bradshaw
      -----------------------------
      Name:  Ralph W. Bradshaw
      Title: Principal Executive Officer
      Date:  November 22, 2004


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      /s/ Ralph  W. Bradshaw
      ------------------------
      Name:  Ralph W. Bradshaw
      Title: Principal Executive Officer
      Date:  November 22, 2004


      /s/ Jodi B. Levine
      ---------------------
      Name:  Jodi B. Levine
      Title: Principal Financial Officer
      Date:  November 22, 2004